Commitments And Contingencies - Schedule of Future Minimum Lease Payments (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Commitments And Contingencies [Line Items]
Future minimum lease payments	$ 1,585,366	$ 1,382,460	$ 1,223,509
Within 1 Year [member]
Commitments And Contingencies [Line Items]
Future minimum lease payments	839,673	525,919	344,431
From 1 to 5 Years [member]
Commitments And Contingencies [Line Items]
Future minimum lease payments	$ 745,693	$ 856,541	$ 879,079